Share-Based Compensation Plan - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) share $ / shares	Dec. 31, 2023 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ 17,872,000	$ 37,699,000
Closing share price (in dollars per share) | $ / shares	$ 3.70	$ 4.38
Maximum percentage of issuable awards to outstanding common stock	3.80%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout multiplier	200.00%
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 4.34	$ 5.35
Deferred Share Unit Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 4.46	5.15
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	1
Weighted average fair value of share awards (in cad per share)	$ 4.24	$ 5.40
Performance awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	0
Performance awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares entitled by restricted award | share	2